Transactions with Related Parties and Affiliates (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended
	Aug. 31, 2024	Oct. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Related Party Transaction [Line Items]
Payments for Capital Improvements					$ 193,365,000	$ 211,187,000
Operating Costs and Expenses				$ 18,916,000		36,469,000
Vessel operating expenses (entirely through related parties transactions)			$ 97,404,000	88,282,000	192,246,000	176,410,000
General and administrative expense			23,422,000	20,584,000	45,394,000	41,328,000
Aggregate gross sale proceeds					33,717,000	91,400,000
Amounts due from manager, short-term - Book Value			1,662,000		1,662,000		$ 36,620,000
Amounts due to related parties, short-term - Book Value			(39,536,000)		(39,536,000)		0
Superintendent attendances and claims preparation [Member]
Related Party Transaction [Line Items]
Operating Costs and Expenses				1,133,000		1,524,000
Vessel operating expenses (entirely through related parties transactions)				599,000		802,000
Superintendent attendances and claims preparation [Member] | Vessel Operating Expenses [Member]
Related Party Transaction [Line Items]
Operating costs and expenses related to vessel operating				534,000		722,000
Extraordinary crewing fees and costs [Member]
Related Party Transaction [Line Items]
Operating Costs and Expenses				81,000		215,000
Deposits For Vessels Acquisitions and Other Long-term Assets
Related Party Transaction [Line Items]
Capitalized expenses				2,433,000		4,882,000
Management Agreement [Member]
Related Party Transaction [Line Items]
Payments for Capital Improvements			7,014,000	6,433,000	16,134,000	10,284,000
Fixed management fees			12,802,000		25,532,000
Fixed daily fees				85,271,000		170,193,000
Commercial management fee			4,023,000		7,871,000
Fee on sale			485,000		647,000
Fee on purchases			1,330,000		1,330,000
Fees for supervision			1,845,000		4,331,000
Navios Holdings [Member]
Related Party Transaction [Line Items]
General and administrative expense			18,454,000	15,770,000	34,790,000	31,549,000
Amounts due from manager, short-term - Book Value			39,536,000		$ 39,536,000		34,089,000
Partners Omnibus Agreement [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction					Navios Partners has entered into an omnibus agreement with Navios Holdings (the “Partners Omnibus Agreement”) in connection with the closing of Navios Partners’ IPO governing, among other things, when Navios Holdings and Navios Partners may compete against each other as well as rights of first offer on certain dry bulk carriers. Pursuant to the Partners Omnibus Agreement, Navios Holdings generally agreed not to acquire or own Panamax or Capesize dry bulk carriers under time charters of three or more years without consent as required under such agreement.
Navios South American Logistics Inc. [Member] | Navios Vega [Member]
Related Party Transaction [Line Items]
Aggregate gross sale proceeds					$ 30,000,000
Date of delivery		first quarter of 2024
Charter-out daily rate		$ 25,800
Charter revenue			3,533,000	$ 2,334,000	4,808,000	$ 3,313,000
Navios South American Logistics Inc. [Member] | Navios Vega [Member] | January 1, 2025 [Member]
Related Party Transaction [Line Items]
Charter-out daily rate		14,000
Navios South American Logistics Inc. [Member] | Navios Vega [Member] | January 1, 2027 [Member]
Related Party Transaction [Line Items]
Charter-out daily rate		38,800
Navios South American Logistics Inc. [Member] | Navios Vega [Member] | January 1, 2029 [Member]
Related Party Transaction [Line Items]
Charter-out daily rate		$ 25,800
Navios South American Logistics Inc. [Member] | Amounts Due From Related Parties [Member] | Navios Vega [Member]
Related Party Transaction [Line Items]
Other Receivable, after Allowance for Credit Loss, Noncurrent			$ 1,662,000		$ 1,662,000		$ 2,531,000
Master Management Agreement [Member]
Related Party Transaction [Line Items]
Commercial management fee revenue percentage	1.25%
S&P fee percentage	1.00%
Termination fees discount rate	6.00%
Master Management Agreement [Member] | Owned Vessel [Member]
Related Party Transaction [Line Items]
Technical management fee	$ 950
Administrative Services Agreement [Member]
Related Party Transaction [Line Items]
Agreement term	10 years